Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,545,574.44
Previously Paid Amount	0
Total Fee Amount	2,009
Total Offset Amount	0
Net Fee	$ 2,009